Schedule of Assets (Held at End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2024 USD ($)
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	39-0448110
Employee Benefit Plan, Plan Number	001
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 317,414,509
Employee benefit plan, Asset held for investment, Participant loan, after deemed distribution	4,860,114
Employee benefit plan, asset held for investment	$ 322,274,623
Maximum [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	9.50%
Employee benefit plan, asset held for investment, participant loan, maturity date.	Dec. 31, 2029
Minimum [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	4.25%
Investment, Identifier [Axis]: CONESTOGA SMID CAP A Common collective trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	CONESTOGA SMID CAP A [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 21,150,929
Investment, Identifier [Axis]: FID FRDM BLEND INC Q Common collective trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	FID FRDM BLEND INC Q [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Asset Held for Investment, Party-in-Interest [true false]	true
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 6,334,586
Investment, Identifier [Axis]: FID FRDM BLND 2025 Q Common collective trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	FID FRDM BLND 2025 Q [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Asset Held for Investment, Party-in-Interest [true false]	true
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 14,338,078
Investment, Identifier [Axis]: FID FRDM BLND 2030 Q Common collective trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	FID FRDM BLND 2030 Q [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Asset Held for Investment, Party-in-Interest [true false]	true
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 21,720,449
Investment, Identifier [Axis]: FID FRDM BLND 2035 Q Common collective trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	FID FRDM BLND 2035 Q [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Asset Held for Investment, Party-in-Interest [true false]	true
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 19,793,270
Investment, Identifier [Axis]: FID FRDM BLND 2040 Q Common collective trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	FID FRDM BLND 2040 Q [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Asset Held for Investment, Party-in-Interest [true false]	true
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 18,691,758
Investment, Identifier [Axis]: FID FRDM BLND 2045 Q Common collective trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	FID FRDM BLND 2045 Q [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Asset Held for Investment, Party-in-Interest [true false]	true
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 17,518,363
Investment, Identifier [Axis]: FID FRDM BLND 2050 Q Common collective trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	FID FRDM BLND 2050 Q [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Asset Held for Investment, Party-in-Interest [true false]	true
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 16,640,957
Investment, Identifier [Axis]: FID FRDM BLND 2055 Q Common collective trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	FID FRDM BLND 2055 Q [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Asset Held for Investment, Party-in-Interest [true false]	true
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 8,121,232
Investment, Identifier [Axis]: FID FRDM BLND 2060 Q Common collective trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	FID FRDM BLND 2060 Q [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Asset Held for Investment, Party-in-Interest [true false]	true
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 5,472,005
Investment, Identifier [Axis]: FID FRDM BLND 2065 Q Common collective trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	FID FRDM BLND 2065 Q [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Asset Held for Investment, Party-in-Interest [true false]	true
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 741,296
Investment, Identifier [Axis]: FID GOVT MMKT Mutual Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	FID GOVT MMKT [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Asset Held for Investment, Party-in-Interest [true false]	true
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 298,255
Investment, Identifier [Axis]: FID TOTAL INTL IDX Mutual Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	FID TOTAL INTL IDX [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Asset Held for Investment, Party-in-Interest [true false]	true
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 2,611,555
Investment, Identifier [Axis]: FID TOTAL MKT IDX Mutual Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	FID TOTAL MKT IDX [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Asset Held for Investment, Party-in-Interest [true false]	true
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 86,129,504
Investment, Identifier [Axis]: FID US BOND IDX Mutual Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	FID US BOND IDX [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Asset Held for Investment, Party-in-Interest [true false]	true
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 2,987,484
Investment, Identifier [Axis]: MANITOWOC STOCK Company Stock
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	MANITOWOC STOCK [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Employee Benefit Plan, Employer, Common Stock [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Asset Held for Investment, Party-in-Interest [true false]	true
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 5,891,240
Investment, Identifier [Axis]: MFS INTL EQUITY 3A Common collective trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	MFS INTL EQUITY 3A [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 10,372,583
Investment, Identifier [Axis]: MIP II CL 1 Common collective trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	MIP II CL 1 [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Asset Held for Investment, Party-in-Interest [true false]	true
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 34,396,638
Investment, Identifier [Axis]: VICT INT SMMDCP VL C Common collective trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	VICT INT SMMDCP VL C [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 12,562,710
Investment, Identifier [Axis]: WA CORE BOND R3 Common collective trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	WA CORE BOND R3 [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 11,641,617